Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Consolidated net income	$ 199	$ 885	$ 778
Discontinued operations	0	324	(39)
Net income from continuing operations	199	561	817
Adjustments for:
Sale of emission allowances	0	0	(600)
Depreciation and amortization of assets	1,233	1,120	1,120
Impairment losses of longed-lived assets	43	442	509
Share of profit of equity accounted investees	(98)	(30)	(54)
Results on sale of subsidiaries, other disposal groups and others	(39)	(116)	(23)
Financial expense, financial income and other items, net	498	354	737
Income taxes	1,250	209	137
Changes in working capital, excluding income taxes	192	(390)	(143)
Cash flows provided by operating activities from continuing operations	3,278	2,150	2,500
Interest paid	(581)	(493)	(524)
Income taxes paid	(538)	(188)	(170)
Net cash flows provided by operating activities from continuing operations	2,159	1,469	1,806
Net cash flows provided by operating activities from discontinued operations	0	6	37
Net cash flows provided by operating activities after interest and income taxes	2,159	1,475	1,843
INVESTING ACTIVITIES
Purchase of property, machinery and equipment, net	(968)	(909)	(776)
Acquisition of intangible assets, net	(207)	(151)	(192)
Disposal (acquisition) of subsidiaries, net	(189)	341	122
Proceeds from the sale of emission allowances	0	0	600
Non-current assets and others, net	24	(12)	(10)
Cash flows used in investing activities from continuing operations	(1,340)	(731)	(256)
Net cash flows used in investing activities from discontinued operations	0	(1)	(17)
Net cash flows used in investing activities	(1,340)	(732)	(273)
FINANCING ACTIVITIES
Proceeds from new debt instruments	2,938	2,006	3,960
Debt repayments	(3,840)	(2,420)	(5,897)
Issuance of subordinated notes	992	0	994
Other financial obligations, net	(274)	(197)	(288)
Own shares repurchase program	0	(111)	0
Shares in trust for future deliveries under share-based compensation	(45)	(36)	0
Changes in non-controlling interests and repayment of perpetual debentures	(62)	(14)	(447)
Derivative financial instruments	(189)	34	(41)
Coupons on subordinated notes and coupons on perpetual debentures	(120)	(51)	(24)
Non-current liabilities, net	(101)	(172)	(109)
Net cash flows used in financing activities	(701)	(961)	(1,852)
Increase (decrease) in cash and cash equivalents from continuing operations	118	(223)	(302)
Increase in cash and cash equivalents from discontinued operations	0	5	20
Foreign currency translation effect on cash	11	100	(55)
Cash and cash equivalents at beginning of period	495	613	950
CASH AND CASH EQUIVALENTS AT END OF PERIOD	624	495	613
Changes in working capital, excluding income taxes:
Trade accounts receivable	(27)	(208)	(20)
Other accounts receivable and other assets	21	(23)	94
Inventories	68	(464)	(341)
Trade accounts payable	(45)	290	290
Other accounts payable and accrued expenses	175	15	(166)
Changes in working capital, excluding income taxes	$ 192	$ (390)	$ (143)